Cover	Sep. 01, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 01, 2026
Entity Registrant Name	UiPath, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40348
Entity Tax Identification Number	47-4333187
Entity Address, Address Line One	One Vanderbilt Avenue, 60th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	844
Local Phone Number	432-0455
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	PATH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001734722